UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ]adds new holdings entries.

Name:     John Hancock Life Insurance Company (U.S.A.)
Address:  601 Congress Street
          Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203


            Maureen Milet      Boston, MA          February 25, 2013
            ------------       -------------       -----------------
            [Signature]        [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       69

Form 13F Information Table Value Total:                  US $280,825 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        536     19,400 SH        DEFINED         1               0     19,400    0
AGNICO EAGLE MINES, LTD.  COM         008474108        462     29,700 SH        DEFINED         1               0     29,700    0
ALCAN INC                 COM         013716105      2,206     52,500 SH        DEFINED         1               0     52,500    0
ALLIANCE ATLANTIS         COM         01853E204        275     14,100 SH        DEFINED         1               0     14,100    0
AMPEX CORP.               COM         032092108         32      9,320 SH        SOLE                        9,320          0    0
ANGIOTECH PHARM           COM         034918102        665     12,200 SH        DEFINED         1               0     12,200    0
BALLARD POWER SYSTEMS     COM         05858H104        623     33,900 SH        DEFINED         1               0     33,900    0
BANK OF MONTREAL          COM         063671101      2,961     69,600 SH        DEFINED         1               0     69,600    0
BANK OF NOVA SCOTIA       COM         064149107     15,843    261,400 SH        DEFINED         1               0    261,400    0
BARRICK GOLD              COM         067901108      2,999    125,000 SH        DEFINED         1               0    125,000    0
BCE INC.                  COM         05534B109      9,205    296,350 SH        DEFINED         1               0    296,350    0
BEMA GOLD                 COM         08135F107        196    112,400 SH        DEFINED         1               0    112,400    0
BOARDWALK EQUITIES        COM         096613104        183     12,000 SH        DEFINED         1               0     12,000    0
BRASCAN CORP              COM         10549P606      6,650    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105        809     27,909 SH        DEFINED         1               0     27,909    0
CANADIAN IMPERIAL BANK    COM         136069101     18,078    335,400 SH        DEFINED         1               0    335,400    0
CANADIAN NATIONAL RY      COM         136375102      4,425     68,000 SH        DEFINED         1               0     68,000    0
CHC HELICOPTER CORP       COM         12541C203        167      6,400 SH        DEFINED         1               0      6,400    0
COINSTAR INC.             COM         19259P300        663     35,000 SH        SOLE                       35,000          0    0
CREO PRODUCTS             COM         13566G509        197     17,600 SH        DEFINED         1               0     17,600    0
DECOMA INTL               COM         13566G509         87      7,500 SH        DEFINED         1               0      7,500    0
DESCARTES SYSTEMS         COM         249906108         62     18,700 SH        DEFINED         1               0     18,700    0
DEVON ENERGY CORP         COM         25179M103      8,263    154,747 SH        SOLE                      154,747          0    0
DOREL INDUSTRIES          COM         25822C205        314      9,800 SH        DEFINED         1               0      9,800    0
ENBRIDGE INC.             COM         29250N105     11,470    239,300 SH        DEFINED         1               0    239,300    0
ENCANA                    COM         292505104      2,750     53,192 SH        DEFINED         1               0     53,192    0
ELRORADO GOLD CORP        COM         28490210J        177     74,900 SH        DEFINED         1               0     74,900    0
ENERPLUS RES FUND         COM         29274D604      4,792    153,200 SH        DEFINED         1               0    153,200    0
EXTENDICARE INC.          COM         30224T871         93     21,600 SH        DEFINED         1               0     21,600    0
FAIRFAX FIN SRV           COM         303901102        964      4,700 SH        DEFINED         1               0      4,700    0
FIRSTSERVICE CORP         COM         33761N109        100      4,800 SH        DEFINED         1               0      4,800    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        478      8,206 SH        DEFINED         1               0      8,206    0
GSI LUMONICS              COM         345426100        130     14,300 SH        DEFINED         1               0     14,300    0
GILDAN ACTIVWEAR          SUB VTG SH  37591610J        287      8,200 SH        DEFINED         1               0      8,200    0
GLAMIS GOLD, LTD.         COM         376775102        680     44,500 SH        DEFINED         1               0     44,500    0
GOLDCORP INC              COM         380956409      1,048     64,700 SH        DEFINED         1               0     64,700    0
GROUPE CGI                SUB VTG SH  39945C109        699     87,400 SH        DEFINED         1               0     87,400    0
GOLDEN STATE VINTNERS     COM         38121K208      1,284    658,695 SH        SOLE                      658,695          0    0
HUMMINGBIRD COMMUN        COM         44544R101        168      6,300 SH        DEFINED         1               0      6,300    0
ID BIOMEDICAL             COM         44936D108        168     12,100 SH        DEFINED         1               0     12,100    0
IAMGOLD                   COM         450913108        334     50,600 SH        DEFINED         1               0     50,600    0
INTRAWEST CORP.           COM         460915200        302     17,000 SH        DEFINED         1               0     17,000    0
IPSCO INC.                COM         462622101        247     16,800 SH        DEFINED         1               0     16,800    0
KINGSWAY FINANCIAL        COM         496904103        283     17,300 SH        DEFINED         1               0     17,300    0
LODGENET ENTERTAINMENT    COM         540211109      1,750    160,000 SH        SOLE                      160,000          0    0
MAGNA INTL                SUB VTG SH  559222401      3,947     43,500 SH        DEFINED         1               0     43,500    0
MANULIFE FINANCIAL        COM         56501R106      7,332    192,000 SH        DEFINED         1               0    192,000    0
MASONITE INTL             COM         575384102        530     19,000 SH        DEFINED         1               0     19,000    0
METHANEX                  COM         59151K108        645     44,900 SH        DEFINED         1               0     44,900    0
MERIDIAN GOLD             COM         589975101        537     34,900 SH        DEFINED         1               0     34,900    0
MOORE WALLACE             COM         615857109        855     43,400 SH        DEFINED         1               0     43,400    0
NABORS INDUSTRIES, INC.   COM         G6359F103     13,357    337,900 SH        SOLE                      337,900          0    0
OPEN TEXT CORP.           COM         683715106        263      6,900 SH        DEFINED         1               0      6,900    0
PAN AMERICAN SILVER       COM         697900108        170     18,000 SH        DEFINED         1               0     18,000    0
PETRO CDA                 COM         71644E101      5,126     95,000 SH        DEFINED         1               0     95,000    0
PETROKAZAKHSTAN           COM         71649P902        459     27,400 SH        DEFINED         1               0     27,400    0
QLT PHOTOTHERAPEUT        COM         746927102        415     24,300 SH        DEFINED         1               0     24,300    0
QUEBECOR PRINTING         COM         748203106      4,748    190,600 SH        DEFINED         1               0    190,600    0
RESEARCH IN MOTION        COM         760975102        601     20,600 SH        DEFINED         1               0     20,600    0
ROGERS WIRELESS           COM         788087102        114      5,000 SH        DEFINED         1               0      5,000    0
ROYAL BANK OF CDA         COM         788087102     14,391    250,800 SH        DEFINED         1               0    250,800    0
SMITHFIELD FOODS          COM         832248108     89,234  3,893,268 SH        SOLE                    3,893,268          0    0
STEINWAY MUSICAL INST.    COM         858495104     22,514  1,461,953 SH        SOLE                    1,461,953          0    0
SUNLIFE FINANCIAL         COM         866796105      5,352    191,285 SH        DEFINED         1               0    191,285    0
TESCO                     COM         88157K101        156     12,100 SH        DEFINED         1               0     12,100    0
THOMSON CORP              COM         88157K101      5,088    120,000 SH        DEFINED         1               0    120,000    0
ULTRA PETROLEUM           COM         903914109        452     26,100 SH        DEFINED         1               0     26,100    0
VASOGEN                   COM         92232F103        119     18,100 SH        DEFINED         1               0     18,100    0
ZARLINK SEMICONDUCTOR     COM         989139100        316     45,100 SH        DEFINED         1               0     45,100    0